Derivative instruments and hedging activities - Written Credit Derivatives by External Credit Rating of Underlying Asset (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	¥ 24,659		¥ 20,159
Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	12,722		10,738
Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	2,586		3,298
Credit risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	51		781
Total [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	40,018		34,976
AAA Rating [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	2,400		2,196
AAA Rating [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	14		140
AAA Rating [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	77		20
AAA Rating [Member] | Credit risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional			0
AAA Rating [Member] | Total [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	2,491		2,356
AA Rating [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	1,594		1,749
AA Rating [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	589		711
AA Rating [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	17		18
AA Rating [Member] | Credit risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional			0
AA Rating [Member] | Total [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	2,200		2,478
A Rating [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	5,945		5,878
A Rating [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	6,360		5,358
A Rating [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	9		3
A Rating [Member] | Credit risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	18		137
A Rating [Member] | Total [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	12,332		11,376
BBB Rating [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	8,208		5,550
BBB Rating [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	3,516		2,905
BBB Rating [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	127		111
BBB Rating [Member] | Credit risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional			532
BBB Rating [Member] | Total [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	11,851		9,098
BB Rating [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	4,073		2,974
BB Rating [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	1,910		1,619
BB Rating [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	243		212
BB Rating [Member] | Credit risk related options and swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	33		112
BB Rating [Member] | Total [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	6,259		4,917
Other Rating [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	2,439	[1]	1,812	[1]
Other Rating [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	333	[1]	5	[1]
Other Rating [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	2,113	[1]	2,934	[1]
Other Rating [Member] | Total [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	¥ 4,885	[1]	¥ 4,751	[1]

[1]	"Other" includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a rating is unavailable.